Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Lease commitments

As of December 31, 2016, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases
	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts
(Dollars in millions)
2017	$158	$50
2018	143	42
2019	130	33
2020	117	22
2021	106	8
Thereafter	816	1
Total	$1,470	$156